Reportable Segments	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Reportable Segments
5.	Reportable Segments

We report our business activities in five business segments: (1) Rental Tools, (2) U.S. Barge Drilling, (3) U.S. Drilling, (4) International Drilling, and (5) Technical Services. We eliminate inter-segment revenues and expenses. The results of operations for ITS, acquired on April 22, 2013, are included in our Rental Tools segment.

The following table represents the results of operations by reportable segment:

	Three Months Ended September 30,		Nine Months Ended September 30,
Operations by Reportable Industry Segment	2013	2012	2013	2012
	(Dollars in Thousands)		(Dollars in Thousands)
Revenues:
Rental Tools	$89,614	$59,947	$228,718	$191,233
U.S. Barge Drilling	33,919	33,142	102,085	94,269
U.S. Drilling	18,693	—	48,238	—
International Drilling(1)	88,562	68,503	236,394	224,176
Technical Services	6,974	3,709	15,483	11,117

Total revenues	237,762	165,301	630,918	520,795

Operating gross margin(2):
Rental Tools	25,816	27,032	72,470	91,885
U.S. Barge Drilling	12,236	11,042	37,657	29,215
U.S. Drilling	103	(4,712)	(4,618)	(7,881)
International Drilling	9,831	783	12,815	21,395
Technical Services	153	(107)	584	(118)

Total operating gross margin	48,139	34,038	118,908	134,496
General and administrative expense	(14,188)	(8,905)	(49,449)	(21,822)
Gain on disposition of assets, net	1,094	606	2,759	2,466

Total operating income	35,045	25,739	72,218	115,140
Interest expense	(13,127)	(8,171)	(33,874)	(25,133)
Interest income	130	30	2,392	109
Loss on extinguishment of debt	(5,218)	(117)	(5,218)	(1,766)
Changes in fair value of derivative positions	—	19	54	8
Other	400	26	333	62

Income before income taxes	$17,230	$17,526	$35,905	$88,420

Identifiable assets:	September 30, 2013	December 31, 2012
	(Dollars in Thousands)
Rental Tools	$375,900	$194,600
U.S. Barge Drilling	84,402	99,409
U.S. Drilling	367,020	374,794
International Drilling	466,356	414,546

Total identifiable assets	1,293,678	1,083,349
Corporate assets(3)	241,702	172,384

Total assets	$1,535,380	$1,255,733

(1)	For the nine months ended September 30, 2013, our largest customer, Exxon Neftegas Limited, constituted 14.3% of our total consolidated revenues and approximately 36.9% of our International Drilling segment. For the nine months ended September 30, 2012, our two largest customers, Exxon Neftegas Limited (ENL) and Schlumberger, constituted approximately 10.6% and 10.2%, respectively, of our total consolidated revenues and approximately 32.0% and 24.0%, respectively, of our International Drilling segments.
(2)	Operating gross margin is calculated as revenues less direct operating expenses, including depreciation and amortization expense.
(3)	This category includes corporate assets as well as minimal assets for our Technical Services segment primarily related to office furniture and fixtures.

Note 12 — Reportable Segments

We report our business activities in six business segments: (1) Rental tools, (2) U.S. barge drilling, (3) U.S. drilling, (4) International drilling, (5) Technical services, and (6) Construction contract. We eliminate inter-segment revenue and expenses. The following table represents the results of operations by reportable segment:

	Year Ended December 31,
Operations by Reportable Industry Segment:	2012	2011	2010
	(Dollars in Thousands)
Revenues:
Rental Tools(1)	$246,900	$237,068	$172,598
U.S. Barge Drilling(1)	123,672	93,763	64,543
U.S. Drilling(1)(3)	1,387	—	—
International Drilling(1)	291,772	318,482	294,821
Technical Services(1)	14,251	27,695	36,423
Construction Contract(1)	—	9,638	91,090

Total revenues	677,982	686,646	659,475

Operating income:
Rental Tools(2)	113,899	120,822	74,541
U.S. Barge Drilling(2)	39,774	11,116	(11,503)
U.S. Drilling(2)	(15,168)	(3,915)	(217)
International Drilling(2)	12,642	22,237	5,092
Technical Services(2)	(246)	5,335	5,052
Construction Contract(2)	—	771	202

Total operating gross margin	150,901	156,366	73,167
General and administrative expense	(46,052)	(31,314)	(30,728)
Impairments and other charges	—	(170,000)	—
Provision for reduction in carrying value of certain assets	—	(1,350)	(1,952)
Gain on disposition of assets, net	1,974	3,659	4,620

Total operating income (loss)	106,823	(42,639)	45,107
Interest expense	(33,542)	(22,594)	(26,805)
Changes in fair value of derivative positions	55	(110)	—
Loss on extinguishment of debt	(2,130)	—	(7,209)
Other	(229)	(69)	412

Income (loss) from continuing operations before income taxes	$70,977	$(65,412)	$11,505

	2012	2011
Identifiable assets:
Rental Tools	$194,600	$188,520
U.S. Barge Drilling	99,409	108,396
U.S. Drilling	374,794	265,166
International Drilling	414,546	426,490

Total identifiable assets	1,083,349	988,572
Corporate and other assets(4)	172,384	227,674

Total assets	$1,255,733	$1,216,246

1)	In 2012, our two largest customers, Exxon Neftegas Limited (ENL) and Schlumberger, constituted approximately 12 percent and 10 percent, respectively, of our total consolidated revenues and approximately 27 percent and 24 percent of our International Drilling segment, respectively. In 2011, our largest customer, ENL constituted approximately 16 percent of our total revenues and approximately 34 percent of our International Drilling segment. In 2010, our two largest customers BP and ExxonMobil both accounted for approximately 12 percent of the Company’s total revenues. In 2010, BP accounted for 90 percent of our construction contract segment revenues and ExxonMobil accounted for approximately 22 percent of our International Drilling segment and 7 percent of our Rental Tools segment.
2)	Operating income is calculated as revenues less direct operating expenses, including depreciation and amortization expense.
3)	As of December 31, 2011, this segment had not begun generating revenue.
4)	This category includes corporate assets as well as minimal assets for our Technical Services segment primarily related to office furniture and fixtures.

	Year ended December 31,
Operations by Reportable Industry Segment:	2012	2011	2010
	(Dollars in Thousands)
Capital expenditures:
Rental Tools	$61,958	$61,702	$48,872
U.S. Barge Drilling	8,808	7,339	5,315
U.S. Drilling	86,786	99,915	113,177
International Drilling	15,240	15,011	50,482
Corporate	18,751	6,432	1,338

Total capital expenditures	$191,543	$190,399	$219,184

Depreciation and amortization:
Rental Tools	42,944	40,497	36,558
U.S. Barge Drilling	13,906	17,006	22,165
U.S. Drilling	7,011	2,223	—
International Drilling	45,967	48,965	52,429
Corporate and other(1)	3,189	3,445	3,878

Total depreciation and amortization	$113,017	$112,136	$115,030

1)	This category includes depreciation of corporate assets as well as minimal depreciation for our Technical Services segment primarily related to office furniture and fixtures.

	Year Ended December 31,
Operations by Geographic Area:	2012	2011	2010
	(Dollars in Thousands)
Revenues:
Africa and Middle East	$26,528	$6,774	$22,621
Asia Pacific	39,400	38,477	26,416
CIS	122,304	176,421	149,963
Latin America	103,540	96,810	103,885
United States	386,210	368,164	356,590

Total revenues	677,982	686,646	659,475

Operating gross margin:
Africa and Middle East(1)	(2,234)	(6,383)	659
Asia Pacific(1)	(927)	1,933	2,374
CIS(1)	6,840	26,402	8,139
Latin America(1)	8,990	377	1,210
United States(1)	138,232	134,037	60,785

Total operating gross margin	150,901	156,366	73,167

General and administrative expense	(46,052)	(31,314)	(30,728)
Impairments and other charges	—	(170,000)	—
Provision for reduction in carrying value of certain assets	—	(1,350)	(1,952)
Gain on disposition of assets, net	1,974	3,659	4,620

Total operating income (loss)	106,823	(42,639)	45,107
Interest expense	(33,542)	(22,594)	(26,805)
Changes in fair value of derivative positions	55	(110)	—
Loss on extinguishment of debt	(2,130)	—	(7,209)
Other	(229)	(69)	412

Income (loss) from continuing operations before income taxes	$70,977	$(65,412)	$11,505

Long-lived assets:(2)
Africa and Middle East	$25,032	$28,427
Asia Pacific	15,723	18,300
CIS	106,774	119,282
Latin America	63,899	57,710
United States	574,730	496,090

Total long-lived assets	$786,158	$719,809

1)	Operating income is calculated as revenues less direct operating expenses, including depreciation and amortization expense.
2)	Long-lived assets primarily consist of property, plant and equipment, net and exclude assets held for sale, if any.